General and Administrative Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
General and Administrative Expenses [Abstract]
General and Administrative Expenses
23.	General and Administrative Expenses

The following provides a breakdown of general and administrative expenses by nature for the six months ended June 30, 2026 and 2025:

	2026	2025
Advertising and promotion	3,497,087	230,015
Insurance	4,777	–
Office and administrative	20,045	1,764
Rent	11,611	3,628
Transfer agent and filing fees	115,629	75,451
Travel expenses	3,018	5,001
Total general and administrative expenses	3,652,167	315,859

26.	General and Administrative Expenses

The following provides a breakdown of general and administrative expenses by nature for the years ended December 31, 2025 and 2024:

	2025	2024

Advertising and promotion	$2,135,054	$724,785
Insurance	910	—
Office and administrative	20,880	6,297
Rent	7,831	6,926
Transfer agent and filing fees	128,619	139,221
Travel expenses	11,901	142,058
Total general and administrative expenses	$2,305,195	$1,019,287